Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Income before income taxes:
Canadian	$ (1,301)	$ (278)	$ (600)
Foreign	93	(4)	215
Income (loss) from continuing operations before income taxes	$ (1,208)	$ (282)	$ (385)